Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Income Statement [Abstract]
Revenues, net		$ 2,524,843	$ 2,381,851	$ 2,459,102
Cost of revenues		142,526	195,336	310,989
Gross profit		2,382,317	2,186,515	2,148,113
Operating expenses
Selling and marketing expenses		625,289	361,327	299,615
General and administrative expenses		25,483,541	814,857	484,955
Research and development expenses		238,184	36,714	30,881
Allowance for expected credit losses		184,204	179,903	152,108
Total operating expenses		26,531,218	1,392,801	967,559
Operating (loss) income		(24,148,901)	793,714	1,180,554
Other income (expense):
Other income (expense)		58,738	(1,076)	(575)
Interest income		6,097	783	1,590
Interest expense		(41)
Total other income (expenses)		64,794	(293)	1,015
(Loss) income before income tax		(24,084,107)	793,421	1,181,569
Income tax expenses (benefits)		280,646	314,860	329,527
Net (loss) income		(24,364,753)	478,561	852,042
Other comprehensive income (loss):
Foreign currency translation adjustments		(7,024)	14,551	(28,111)
Total comprehensive (loss) income		$ (24,371,777)	$ 493,112	$ 823,931
(Loss) earnings per share:
Ordinary shares – basic (in Dollars per share)		$ (41.38)	$ 0.96	$ 1.7
Ordinary shares – diluted (in Dollars per share)		$ (41.38)	$ 0.96	$ 1.7
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Ordinary shares – basic (in Shares)	[1]	588,866	500,000	500,000
Ordinary shares – diluted (in Shares)	[1]	588,866	500,000	500,000

[1]	Retroactively restated to reflect the share split, reverse share split and share reorganization (See Note 15)